Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2015
Junior Subordinated Interest Deferrable Debentures
Junior Subordinated Interest Deferrable Debentures

(10) Junior Subordinated Deferrable Interest Debentures

The Company has formed six statutory business trusts under the laws of the State of Delaware, for the purpose of issuing trust preferred securities.  The statutory business trusts formed by the Company (the “Trusts”) have each issued Capital and Common Securities and invested the proceeds thereof in an equivalent amount of junior subordinated debentures (the “Debentures”) issued by the Company. As of December 31, 2015 and December 31, 2014, the principal amount of debentures outstanding totaled $161,416,000 and $175,416,000, respectively. On February 11, 2014, the Company bought back all of the Capital and Common Securities of IB Capital Trust VII from the holder of the securities for a price that reflected an approximate six percent discount from the redemption price of the securities and thereby retired the $10,310,000 of related Junior Subordinated Deferrable Interest Debentures related to IB Capital Trust VII. On December 24, 2014, the Company bought back a portion of the Capital Securities of IB Capital Trust XI from the holder of the securities for a price that reflected an approximate 23.6% discount from the redemption price of the securities and thereby retired $5,000,000 of the total  $32,900,000 of related Junior Subordinated Deferrable Interest Debentures related to IB Capital Trust XI.  On July 29, 2015, the Company bought back a portion of the Capital securities of IBC Capital Trusts X and XI from the holder of the securities for a price that reflected an approximate 24.5% discount from the redemption price of the securities.  The Company thereby retired $13,000,000 of the total $34,021,000 of related Junior Subordinated Deferrable Interest Debentures related to IBC Capital Trust X and $1,000,000 of the total $27,900,000 of related Junior Subordinated Deferrable Interest Debentures related to IB Capital Trust XI.  The discounts recorded in connection with the repurchases of the outstanding Capital Securities are included in other income on the consolidated financial statements.

The Debentures are subordinated and junior in right of payment to all present and future senior indebtedness (as defined in the respective indentures) of the Company, and are pari passu with one another. The interest rate payable on, and the payment terms of the Debentures are the same as the distribution rate and payment terms of the respective issues of Capital and Common Securities issued by the Trusts. The Company has fully and unconditionally guaranteed the obligations of each of the Trusts with respect to the Capital and Common Securities. The Company has the right, unless an Event of Default (as defined in the Indentures) has occurred and is continuing, to defer payment of interest on the Debentures for up to twenty consecutive quarterly periods on Trusts VI, VIII, IX, X, XI and XII. If interest payments on any of the Debentures are deferred, distributions on both the Capital and Common Securities related to that Debenture would also be deferred. The redemption prior to maturity of any of the Debentures may require the prior approval of the Federal Reserve and/or other regulatory bodies.

For financial reporting purposes, the Trusts are treated as investments of the Company and not consolidated in the consolidated financial statements. Although the Capital Securities issued by each of the Trusts are not included as a component of shareholders’ equity on the consolidated statement of condition, the Capital Securities are treated as capital for regulatory purposes. Specifically, under applicable regulatory guidelines, the Capital Securities issued by the Trusts qualify as Tier 1 capital up to a maximum of 25% of Tier 1 capital on an aggregate basis. Any amount that exceeds the 25% threshold would qualify as Tier 2 capital. At December 31, 2015 and December 31, 2014, the total $161,416,000 and $175,416,000, respectively, of the Capital Securities outstanding qualified as Tier 1 capital.

The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2015:

	Junior
	Subordinated
	Deferrable
	Interest	Repricing	Interest	Interest				Optional
	Debentures	Frequency	Rate	Rate Index(1)			Maturity Date	Redemption Date(1)
	(in thousands)
Trust VI	$25,774	Quarterly	3.81%	LIBOR	+	3.45	November 2032	February 2008
Trust VIII	25,774	Quarterly	3.37%	LIBOR	+	3.05	October 2033	October 2008
Trust IX	41,238	Quarterly	1.95%	LIBOR	+	1.62	October 2036	October 2011
Trust X	21,021	Quarterly	1.98%	LIBOR	+	1.65	February 2037	February 2012
Trust XI	26,990	Quarterly	1.95%	LIBOR	+	1.62	July 2037	July 2012
Trust XII	20,619	Quarterly	1.86%	LIBOR	+	1.45	September 2037	September 2012
	$161,416

(1)	The Capital Securities may be redeemed in whole or in part on any interest payment date after the Optional Redemption Date.